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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2013

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Equity Value Fund

November 30, 2013 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.8%
CONSUMER DISCRETIONARY 8.1%
Automobiles 2.0%
Ford Motor Co.	1,127,725	$19,261,543
General Motors Co. (a)	164,816	6,383,324
Total		25,644,867
Hotels, Restaurants & Leisure 0.5%
Royal Caribbean Cruises Ltd.	129,181	5,690,423
Media 4.9%
Comcast Corp., Class A	133,097	6,637,547
Omnicom Group, Inc.	71,908	5,137,827
Publicis Groupe SA	29,859	2,639,643
Reed Elsevier PLC	271,499	3,927,203
Time Warner, Inc.	253,092	16,630,675
Walt Disney Co. (The)	339,248	23,930,554
WPP PLC	181,733	4,017,464
Total		62,920,913
Specialty Retail 0.7%
Abercrombie & Fitch Co., Class A	73,330	2,513,752
Home Depot, Inc. (The)	76,949	6,207,476
Total		8,721,228
TOTAL CONSUMER DISCRETIONARY		102,977,431
CONSUMER STAPLES 6.7%
Beverages 0.3%
Coca-Cola Co. (The)	95,562	3,840,637
Food & Staples Retailing 2.0%
CVS Caremark Corp.	142,519	9,543,072
SYSCO Corp.	249,539	8,391,997
Walgreen Co.	132,800	7,861,760
Total		25,796,829
Food Products 1.3%
Kellogg Co.	96,963	5,879,836
Kraft Foods Group, Inc.	86,807	4,611,188
Mondelez International, Inc., Class A	161,086	5,401,213
Total		15,892,237
Household Products 1.7%
Kimberly-Clark Corp.	59,224	6,464,892
Procter & Gamble Co. (The)	182,601	15,378,656
Total		21,843,548
Tobacco 1.4%
Altria Group, Inc.	120,139	4,442,740
Lorillard, Inc.	180,513	9,265,732

Issuer	Shares	Value

Common Stocks (continued)
CONSUMER STAPLES (CONTINUED)
Tobacco (continued)
Philip Morris International, Inc.	53,866	$4,607,698
Total		18,316,170
TOTAL CONSUMER STAPLES		85,689,421
ENERGY 9.7%
Energy Equipment & Services 0.8%
Halliburton Co.	57,382	3,022,884
Schlumberger Ltd.	76,317	6,747,949
Total		9,770,833
Oil, Gas & Consumable Fuels 8.9%
Anadarko Petroleum Corp.	77,877	6,917,035
Chevron Corp.	345,481	42,300,693
Cobalt International Energy, Inc. (a)	139,927	3,110,577
Enbridge, Inc.	63,294	2,616,574
EQT Corp.	163,529	13,917,953
Occidental Petroleum Corp.	110,483	10,491,466
Phillips 66	157,305	10,950,001
Pioneer Natural Resources Co.	59,097	10,504,492
Suncor Energy, Inc.	353,263	12,251,161
Total		113,059,952
TOTAL ENERGY		122,830,785
FINANCIALS 26.8%
Capital Markets 4.3%
Bank of New York Mellon Corp. (The)	127,206	4,286,842
BlackRock, Inc.	21,356	6,465,529
Goldman Sachs Group, Inc. (The)	166,166	28,072,084
Morgan Stanley	499,151	15,623,426
Total		54,447,881
Commercial Banks 6.1%
CIT Group, Inc.	173,612	8,763,934
Fifth Third Bancorp	342,569	6,961,002
KeyCorp	578,359	7,374,077
PNC Financial Services Group, Inc. (The)	104,413	8,034,580
Regions Financial Corp.	679,449	6,611,039
Wells Fargo & Co.	750,611	33,041,896
Zions Bancorporation	228,208	6,693,341
Total		77,479,869
Consumer Finance 1.3%
Capital One Financial Corp.	173,848	12,452,732
Discover Financial Services	76,973	4,102,661
Total		16,555,393

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Diversified Financial Services 8.3%
Bank of America Corp.	1,765,960	$27,937,487
Citigroup, Inc.	698,754	36,978,062
JPMorgan Chase & Co.	702,896	40,219,709
Total		105,135,258
Insurance 6.5%
ACE Ltd.	222,102	22,827,643
Allstate Corp. (The)	213,763	11,600,918
American International Group, Inc.	186,193	9,263,102
MetLife, Inc.	361,275	18,854,942
Travelers Companies, Inc. (The)	39,013	3,540,040
XL Group PLC	520,122	16,638,703
Total		82,725,348
Real Estate Investment Trusts (REITs) 0.3%
Weyerhaeuser Co.	152,758	4,602,599
TOTAL FINANCIALS		340,946,348
HEALTH CARE 15.1%
Health Care Equipment & Supplies 3.1%
Abbott Laboratories	305,451	11,665,174
Boston Scientific Corp. (a)	1,338,897	15,504,427
Medtronic, Inc.	162,485	9,313,640
Zimmer Holdings, Inc.	37,413	3,419,922
Total		39,903,163
Health Care Providers & Services 2.0%
Cardinal Health, Inc.	60,877	3,932,654
Community Health Systems, Inc.	173,998	7,177,418
HCA Holdings, Inc.	132,798	6,164,483
Universal Health Services, Inc., Class B	97,754	8,057,862
Total		25,332,417
Life Sciences Tools & Services 1.1%
Thermo Fisher Scientific, Inc.	142,170	14,337,845
Pharmaceuticals 8.9%
AbbVie, Inc.	67,639	3,277,110
Actavis PLC (a)	45,407	7,404,519
Bristol-Myers Squibb Co.	67,204	3,452,942
Johnson & Johnson	362,666	34,329,964
Merck & Co., Inc.	272,686	13,587,943
Novartis AG, ADR	178,268	14,104,564
Pfizer, Inc.	872,911	27,697,466

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE (CONTINUED)
Pharmaceuticals (continued)
Roche Holding AG, ADR	127,705	$8,945,735
Total		112,800,243
TOTAL HEALTH CARE		192,373,668
INDUSTRIALS 14.5%
Aerospace & Defense 4.1%
Boeing Co. (The)	125,966	16,910,936
Honeywell International, Inc.	200,595	17,754,663
United Technologies Corp.	153,353	17,000,714
Total		51,666,313
Airlines 1.6%
Delta Air Lines, Inc.	306,115	8,871,212
United Continental Holdings, Inc. (a)	312,315	12,258,364
Total		21,129,576
Commercial Services & Supplies 1.0%
ADT Corp. (The)	141,640	5,744,918
Republic Services, Inc.	196,299	6,852,798
Total		12,597,716
Construction & Engineering 0.5%
Fluor Corp.	78,732	6,126,137
Electrical Equipment 1.0%
ABB Ltd., ADR	218,747	5,588,986
Eaton Corp. PLC	106,783	7,758,853
Total		13,347,839
Industrial Conglomerates 3.2%
General Electric Co.	1,529,134	40,766,712
Machinery 2.1%
Caterpillar, Inc.	44,450	3,760,470
Illinois Tool Works, Inc.	91,439	7,276,716
Parker Hannifin Corp.	88,302	10,405,508
Pentair Ltd.	68,691	4,857,827
Total		26,300,521
Road & Rail 1.0%
CSX Corp.	224,167	6,113,034
Union Pacific Corp.	37,845	6,132,404
Total		12,245,438
TOTAL INDUSTRIALS		184,180,252

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY 10.2%
Communications Equipment 1.8%
Cisco Systems, Inc.	1,075,391	$22,852,059
Computers & Peripherals 2.5%
Apple, Inc.	39,152	21,771,253
EMC Corp.	136,279	3,250,254
Hewlett-Packard Co.	242,781	6,640,060
Total		31,661,567
Electronic Equipment, Instruments & Components 0.3%
TE Connectivity Ltd.	85,810	4,523,903
IT Services 1.8%
Accenture PLC, Class A	79,617	6,167,929
Mastercard, Inc., Class A	21,929	16,683,803
Total		22,851,732
Office Electronics 0.5%
Xerox Corp.	551,357	6,274,443
Semiconductors & Semiconductor Equipment 1.9%
Analog Devices, Inc.	134,579	6,489,399
Infineon Technologies AG, ADR	335,867	3,393,936
Intel Corp.	363,097	8,656,233
Maxim Integrated Products, Inc.	115,242	3,282,092
Microchip Technology, Inc.	42,453	1,837,790
Total		23,659,450
Software 1.4%
CA, Inc.	52,692	1,738,836
Microsoft Corp.	290,048	11,059,530
Symantec Corp.	227,283	5,111,595
Total		17,909,961
TOTAL INFORMATION TECHNOLOGY		129,733,115
MATERIALS 2.8%
Chemicals 1.8%
Dow Chemical Co. (The)	192,572	7,521,862
LyondellBasell Industries NV, Class A	155,822	12,026,342
Mosaic Co. (The)	86,735	4,154,607
Total		23,702,811

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS (CONTINUED)
Paper & Forest Products 1.0%
International Paper Co.	268,932	$12,545,678
TOTAL MATERIALS		36,248,489
TELECOMMUNICATION SERVICES 2.2%
Diversified Telecommunication Services 1.8%
AT&T, Inc.	484,727	17,067,238
Deutsche Telekom AG, ADR	337,833	5,368,166
Total		22,435,404
Wireless Telecommunication Services 0.4%
Vodafone Group PLC, ADR	137,721	5,108,072
TOTAL TELECOMMUNICATION SERVICES		27,543,476
UTILITIES 2.7%
Electric Utilities 1.0%
Duke Energy Corp.	80,434	5,627,163
NextEra Energy, Inc.	82,150	6,949,068
Total		12,576,231
Multi-Utilities 1.7%
Dominion Resources, Inc.	100,919	6,550,652
PG&E Corp.	122,704	4,953,561
Sempra Energy	115,695	10,232,066
Total		21,736,279
TOTAL UTILITIES		34,312,510
Total Common Stocks (Cost: $950,921,311)		$1,256,835,495

	Shares	Value

Money Market Funds 1.1%
Columbia Short-Term Cash Fund, 0.094% (b)(c)	14,014,203	$14,014,203
Total Money Market Funds (Cost: $14,014,203)		$14,014,203
Total Investments
(Cost: $964,935,514) (d)		$1,270,849,698(e)
Other Assets & Liabilities, Net		1,413,606
Net Assets		$1,272,263,304

Notes to Portfolio of Investments

(a)                                     Non-income producing.

(b)                                     The rate shown is the seven-day current annualized yield at November 30, 2013.

(c)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2013, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	6,238,554	225,055,924	(217,280,275)	14,014,203	14,368	14,014,203

(d)                                     At November 30, 2013, the cost of securities for federal income tax purposes was approximately $964,936,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$308,350,000
Unrealized Depreciation	(2,436,000)
Net Unrealized Appreciation	$305,914,000

(e)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR                            American Depositary Receipt

Fair Value Measurement

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Semiannual Report dated August 31, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at November 30, 2013:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	92,393,121	10,584,310	—	102,977,431
Consumer Staples	85,689,421	—	—	85,689,421
Energy	122,830,785	—	—	122,830,785
Financials	340,946,348	—	—	340,946,348
Health Care	192,373,668	—	—	192,373,668
Industrials	184,180,252	—	—	184,180,252
Information Technology	129,733,115	—	—	129,733,115
Materials	36,248,489	—	—	36,248,489
Telecommunication Services	27,543,476	—	—	27,543,476
Utilities	34,312,510	—	—	34,312,510
Total Equity Securities	1,246,251,185	10,584,310	—	1,256,835,495
Mutual Funds
Money Market Funds	14,014,203	—	—	14,014,203
Total Mutual Funds	14,014,203	—	—	14,014,203
Total	1,260,265,388	10,584,310	—	1,270,849,698

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	January 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	January 21, 2014

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	January 21, 2014